Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
(MSIF - Counterpoint Global Portfolios) | Advantage Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	18.96%	36.16%	46.28%	(54.54%)	(4.45%)	74.79%	26.60%	3.74%	32.06%	2.82%
(MSIF - Counterpoint Global Portfolios) | Global Endurance Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	24.63%	5.98%	72.56%	(66.23%)	9.59%	110.03%	30.30%
(MSIF - Counterpoint Global Portfolios) | Global Insight Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	16.07%	48.13%	50.84%	(57.65%)	(14.25%)	94.98%	31.49%	(5.75%)	41.56%	0.21%
(MSIF - Counterpoint Global Portfolios) | Global Permanence Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	27.96%	10.69%	20.92%	(19.88%)	19.73%	27.06%
(MSIF - Counterpoint Global Portfolios) | Growth Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	24.78%	46.63%	50.25%	(60.34%)	0.43%	115.57%	23.16%	7.66%	43.83%	(1.91%)
(MSIF - Counterpoint Global Portfolios) | Inception Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	1.07%	29.64%	54.44%	(59.42%)	(3.33%)	150.57%	37.11%	0.29%	21.87%	(0.35%)
(MSIF - Counterpoint Global Portfolios) | Permanence Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	18.20%	13.78%	26.44%	(20.55%)	16.85%
(MSIF - Counterpoint Global Portfolios) | Vitality Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	15.10%	(8.87%)	9.25%	(39.84%)
(MSIF - Opportunity Portfolios) | Asia Opportunity Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	5.50%	19.72%	(6.83%)	(22.01%)	(20.52%)	52.53%	44.74%	(13.65%)	76.82%	(1.34%)
(MSIF - Opportunity Portfolios) | Developing Opportunity Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	8.29%	16.79%	5.36%	(30.36%)	(18.69%)
(MSIF - Opportunity Portfolios) | Global Opportunity Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	12.40%	27.43%	49.70%	(41.54%)	0.22%	55.47%	35.44%	(5.66%)	49.44%	1.05%
(MSIF - Opportunity Portfolios) | International Advantage Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	15.74%	6.95%	18.38%	(34.46%)	13.16%	32.33%	30.09%	(5.19%)	44.75%	2.47%
(MSIF - Opportunity Portfolios) | International Opportunity Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	12.64%	19.32%	21.11%	(43.76%)	(5.24%)	55.49%	35.20%	(12.04%)	53.38%	(0.65%)
(MSIF - Applied Equity Portfolios) | Global Concentrated Portfolio
Prospectus [Line Items]
Annual Return [Percent]	17.59%	32.91%	18.42%	(22.28%)	17.83%	23.52%	33.10%	(14.61%)	22.64%
(MSIF - Applied Equity Portfolios) | Global Core Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	17.96%	23.98%	17.96%	(19.37%)	17.63%	21.23%	30.96%	(16.15%)	22.27%
(MSIF - Applied Equity Portfolios) | US Core Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	16.48%	28.61%	18.06%	(20.21%)	35.99%	24.20%	36.01%	(11.00%)	19.33%
(MSIF - Growth Portfolio - Class IR) | Growth Portfolio | Class IR
Prospectus [Line Items]
Annual Return [Percent]	24.90%	46.81%	50.33%	(60.41%)	0.52%	115.74%	23.26%
(MSIF - Opportunity Portfolios - Class IR) | Global Opportunity Portfolio | Class IR
Prospectus [Line Items]
Annual Return [Percent]	12.53%	27.48%	49.85%	(41.51%)	0.31%	55.66%	35.53%
(MSIF - Opportunity Portfolios - Class IR) | International Opportunity Portfolio | Class IR
Prospectus [Line Items]
Annual Return [Percent]	12.74%	19.37%	21.09%	(43.70%)	(5.13%)	55.64%	35.32%
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Passport Overseas Equity Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	38.53%	7.19%	12.52%	(21.57%)	2.33%	30.48%	22.41%	(15.14%)	24.76%	(0.67%)
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Leaders Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	10.61%	2.24%	12.17%	(33.49%)	1.84%	59.36%	26.63%	(14.12%)	26.01%	3.08%
(MSIF - Emerging Markets Equity Portfolios - Classes I, A, L, C and R6) | Emerging Markets Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	32.24%	8.07%	12.16%	(25.06%)	3.55%	14.58%	19.44%	(17.32%)	34.97%	6.73%
(MSIF - Emerging Markets Equity Portfolios - Class IR) | Passport Overseas Equity Portfolio | Class IR
Prospectus [Line Items]
Annual Return [Percent]	38.59%	7.25%	12.49%	(21.51%)	2.39%	30.55%
(MSIF - Emerging Markets Equity Portfolios - Class IR) | Emerging Markets Leaders Portfolio | Class IR
Prospectus [Line Items]
Annual Return [Percent]	10.64%	2.23%	12.29%	(33.47%)
(MSIF - Emerging Markets Equity Portfolios - Class IR) | Emerging Markets Portfolio | Class IR
Prospectus [Line Items]
Annual Return [Percent]	32.25%	8.13%	12.18%	(24.98%)	3.63%	14.73%	19.53%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Franchise Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	0.23%	8.97%	16.42%	(17.24%)	21.92%	13.22%	29.60%	(1.50%)	25.85%	5.64%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | Global Stars Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	6.61%	16.27%	21.69%	(20.69%)	18.62%	15.96%	30.03%	0.60%	22.86%	4.20%
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Equity Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	21.78%	2.81%	16.91%	(14.18%)	4.19%	11.42%	20.37%	(13.80%)	25.17%	(2.00%)
(MSIF - International Equity Portfolios - Classes I, A, L, C and R6) | International Resilience Portfolio | Class I
Prospectus [Line Items]
Annual Return [Percent]	12.79%	3.65%	16.54%